UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

February 28

Date of Fiscal Year End

August 31, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric Dividend

Income Fund

Semiannual Report

August 31, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report August 31, 2014

Parametric Dividend Income Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	18

Officers and Trustees	20

Important Notices	21

Parametric Dividend Income Fund

August 31, 2014

Performance1,2

Portfolio Managers David Stein, Ph.D., Thomas Seto and Timothy W. Atwill, Ph.D., CFA, each of Parametric Portfolio Associates LLC

% Cumulative Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Investor Class at NAV	03/26/2014	03/26/2014	—	—	—	7.97%
Institutional Class at NAV	03/26/2014	03/26/2014	—	—	—	8.04
S&P 500 Index	—	—	8.84%	25.25%	16.87%	9.11%

% Total Annual Operating Expense Ratios[3]					Investor Class	Institutional Class
Gross					1.05%	0.80%
Net					0.85	0.60

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Nucor Corp.	0.6%
Teekay Corp.	0.6
ConAgra Foods, Inc.	0.6
Altria Group, Inc.	0.6
Procter & Gamble Co. (The)	0.6
Coach, Inc.	0.6
C.H. Robinson Worldwide, Inc.	0.6
National Oilwell Varco, Inc.	0.6
Republic Services, Inc.	0.6
Waste Management, Inc.	0.6
Total	6.0%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric Dividend Income Fund

August 31, 2014

Endnotes and Additional Disclosures

[1]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 6/30/15. Without the reimbursement, if applicable, performance would have been lower.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Parametric Dividend Income Fund

August 31, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 26, 2014 – August 31, 2014). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (March 1, 2014 – August 31, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (3/26/14)	Ending Account Value (8/31/14)	Expenses Paid During Period (3/26/14 – 8/31/14)		Annualized Expense Ratio

Actual*
Investor Class	$1,000.00	$1,079.70	$4.12	***	0.91%
Institutional Class	$1,000.00	$1,080.40	$3.04	***	0.67%

	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period (3/1/14 – 8/31/14)		Annualized Expense Ratio

Hypothetical**
(5% return per year before expenses)
Investor Class	$1,000.00	$1,020.60	$4.63	***	0.91%
Institutional Class	$1,000.00	$1,021.80	$3.41	***	0.67%

Effective July 10, 2014, the contractual expense caps of the Fund changed. If these changes had been in place during the entire reporting period, the actual and hypothetical ending account values, expenses paid and annualized expense ratios would have been as follows:

	Beginning Account Value (3/26/14)	Ending Account Value (8/31/14)	Expenses Paid During Period (3/26/14 – 8/31/14)		Annualized Expense Ratio

Actual*
Investor Class	$1,000.00	$1,079.70	$3.85	***	0.85%
Institutional Class	$1,000.00	$1,080.40	$2.72	***	0.60%

	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period (3/1/14 – 8/31/14)		Annualized Expense Ratio

Hypothetical**
(5% return per year before expenses)
Investor Class	$1,000.00	$1,020.90	$4.33	***	0.85%
Institutional Class	$1,000.00	$1,022.20	$3.06	***	0.60%

*	The Fund had not commenced operations on March 1, 2014. Actual expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 159/365 (to reflect the period from commencement of operations on March 26, 2014 to August 31, 2014). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on March 26, 2014.

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on March 26, 2014.

***	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Parametric Dividend Income Fund

August 31, 2014

Portfolio of Investments (Unaudited)

Common Stocks — 98.9%

Security	Shares	Value

Aerospace & Defense — 2.7%
Honeywell International, Inc.	192	$18,284
Lockheed Martin Corp.	104	18,096
Northrop Grumman Corp.	135	17,175
Raytheon Co.	184	17,726
United Technologies Corp.	159	17,169

		$88,450

Air Freight & Logistics — 1.1%
C.H. Robinson Worldwide, Inc.	280	$19,113
United Parcel Service, Inc., Class B	184	17,909

		$37,022

Automobiles — 0.6%
Ford Motor Co.	1,035	$18,019

		$18,019

Banks — 3.8%
Bank of Hawaii Corp.	305	$17,705
Cullen/Frost Bankers, Inc.	233	18,314
F.N.B. Corp.	1,405	17,366
U.S. Bancorp	420	17,758
United Bankshares, Inc.	554	18,254
Valley National Bancorp	1,787	17,870
Wells Fargo & Co.	335	17,232

		$124,499

Beverages — 1.6%
Coca-Cola Co. (The)	427	$17,814
Dr Pepper Snapple Group, Inc.	282	17,743
PepsiCo, Inc.	195	18,036

		$53,593

Biotechnology — 0.6%
PDL BioPharma, Inc.	1,803	$18,192

		$18,192

Chemicals — 5.6%
Air Products and Chemicals, Inc.	133	$17,717
Airgas, Inc.	167	18,434
Dow Chemical Co. (The)	319	17,083
E.I. du Pont de Nemours & Co.	273	18,048
International Flavors & Fragrances, Inc.	177	17,981

Security	Shares	Value

Chemicals (continued)
LyondellBasell Industries NV, Class A	164	$18,753
Olin Corp.	667	18,202
Praxair, Inc.	136	17,891
RPM International, Inc.	397	18,711
Scotts Miracle-Gro Co. (The), Class A	314	18,127

		$180,947

Commercial Services & Supplies — 2.3%
Covanta Holding Corp.	868	$18,219
KAR Auction Services, Inc.	564	17,010
Republic Services, Inc.	484	19,036
Waste Management, Inc.	405	19,023

		$73,288

Communications Equipment — 1.6%
Cisco Systems, Inc.	724	$18,093
Motorola Solutions, Inc.	294	17,463
QUALCOMM, Inc.	226	17,199

		$52,755

Containers & Packaging — 2.7%
AptarGroup, Inc.	285	$18,283
Avery Dennison Corp.	360	17,327
Bemis Co., Inc.	429	17,477
MeadWestvaco Corp.	402	17,286
Sonoco Products Co.	444	18,275

		$88,648

Distributors — 0.6%
Genuine Parts Co.	215	$18,864

		$18,864

Diversified Telecommunication Services — 2.7%
AT&T, Inc.	501	$17,515
CenturyLink, Inc.	428	17,544
Frontier Communications Corp.	2,618	17,802
Verizon Communications, Inc.	365	18,184
Windstream Holdings, Inc.	1,503	16,984

		$88,029

Electric Utilities — 5.5%
ALLETE, Inc.	351	$17,083
Duke Energy Corp.	250	18,498
Entergy Corp.	242	18,733

5	See Notes to Financial Statements.

Parametric Dividend Income Fund

August 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Electric Utilities (continued)
Hawaiian Electric Industries Inc.	731	$18,560
Northeast Utilities	382	17,530
Pinnacle West Capital Corp.	317	18,053
PPL Corp.	506	17,523
Southern Co. (The)	380	16,872
Westar Energy, Inc.	470	17,357
Xcel Energy, Inc.	551	17,660

		$177,869

Electrical Equipment — 1.1%
Eaton Corp. PLC	257	$17,941
Emerson Electric Co.	275	17,606

		$35,547

Energy Equipment & Services — 2.7%
Diamond Offshore Drilling, Inc.	416	$18,279
Helmerich & Payne, Inc.	178	18,699
National Oilwell Varco, Inc.	221	19,101
Schlumberger, Ltd.	151	16,556
Seadrill, Ltd.	454	16,911

		$89,546

Food & Staples Retailing — 1.1%
Sysco Corp.	457	$17,288
Wal-Mart Stores, Inc.	233	17,592

		$34,880

Food Products — 2.8%
B&G Foods, Inc.	621	$18,754
Campbell Soup Co.	413	18,510
ConAgra Foods, Inc.	604	19,449
General Mills, Inc.	323	17,242
Kellogg Co.	267	17,347

		$91,302

Gas Utilities — 1.1%
AGL Resources, Inc.	344	$18,339
Laclede Group, Inc. (The)	370	18,296

		$36,635

Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	426	$17,994
Baxter International, Inc.	224	16,796
Becton, Dickinson and Co.	157	18,396

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Covidien PLC	198	$17,192
Medtronic, Inc.	282	18,006

		$88,384

Health Care Providers & Services — 4.9%
AmerisourceBergen Corp.	229	$17,722
Cardinal Health, Inc.	236	17,393
HealthSouth Corp.	445	17,529
Omnicare, Inc.	270	17,218
Owens & Minor, Inc.	532	18,301
Patterson Cos., Inc.	445	17,920
Quest Diagnostics, Inc.	295	18,647
UnitedHealth Group, Inc.	203	17,596
WellPoint, Inc.	152	17,709

		$160,035

Hotels, Restaurants & Leisure — 2.2%
Cracker Barrel Old Country Store, Inc.	184	$18,476
Darden Restaurants, Inc.	391	18,502
McDonald’s Corp.	186	17,432
Six Flags Entertainment Corp.	463	16,890

		$71,300

Household Durables — 1.1%
Leggett & Platt, Inc.	515	$18,071
Tupperware Brands Corp.	248	18,169

		$36,240

Household Products — 2.7%
Church & Dwight Co., Inc.	257	$17,538
Clorox Co. (The)	205	18,163
Colgate-Palmolive Co.	259	16,765
Kimberly-Clark Corp.	164	17,712
Procter & Gamble Co. (The)	231	19,198

		$89,376

Industrial Conglomerates — 1.1%
3M Co.	124	$17,856
General Electric Co.	712	18,498

		$36,354

Insurance — 6.2%
ACE, Ltd.	173	$18,395
American Financial Group, Inc.	288	17,271

6	See Notes to Financial Statements.

Parametric Dividend Income Fund

August 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Insurance (continued)
Arthur J. Gallagher & Co.	382	$18,042
Cincinnati Financial Corp.	381	18,322
Endurance Specialty Holdings, Ltd.	324	18,815
HCC Insurance Holdings, Inc.	369	18,502
Old Republic International Corp.	1,202	18,451
PartnerRe, Ltd.	163	18,205
Progressive Corp.	750	18,765
Travelers Companies, Inc. (The)	191	18,090
Validus Holdings, Ltd.	483	18,890

		$201,748

IT Services — 2.7%
Amdocs, Ltd.	378	$17,804
Automatic Data Processing, Inc.	226	18,867
International Business Machines Corp.	88	16,922
Jack Henry & Associates, Inc.	300	17,343
Paychex, Inc.	408	16,993

		$87,929

Leisure Products — 1.1%
Hasbro, Inc.	336	$17,692
Mattel, Inc.	511	17,624

		$35,316

Machinery — 1.6%
Caterpillar, Inc.	169	$18,433
Deere & Co.	203	17,070
Illinois Tool Works, Inc.	205	18,083

		$53,586

Media — 3.3%
Cinemark Holdings, Inc.	509	$17,963
Lamar Advertising Co., Class A	338	17,738
Meredith Corp.	356	16,582
Omnicom Group, Inc.	254	18,291
Regal Entertainment Group, Class A	900	18,945
Thomson Reuters Corp.	480	18,192

		$107,711

Metals & Mining — 2.2%
Commercial Metals Co.	1,031	$17,816
Freeport-McMoRan, Inc.	450	16,366
Kaiser Aluminum Corp.	222	17,882
Nucor Corp.	365	19,827

		$71,891

Security	Shares	Value

Multi-Utilities — 4.3%
Alliant Energy Corp.	298	$17,430
Avista Corp.	540	17,529
CMS Energy Corp.	579	17,683
Consolidated Edison, Inc.	311	18,004
DTE Energy Co.	228	17,841
Integrys Energy Group, Inc.	251	17,040
SCANA Corp.	327	16,984
TECO Energy, Inc.	979	17,720

		$140,231

Multiline Retail — 1.1%
Kohl’s Corp.	299	$17,578
Target Corp.	279	16,760

		$34,338

Oil, Gas & Consumable Fuels — 8.3%
Apache Corp.	179	$18,228
Chevron Corp.	129	16,699
ConocoPhillips	218	17,706
CVR Energy, Inc.	380	18,859
Exxon Mobil Corp.	173	17,207
Hess Corp.	182	18,400
HollyFrontier Corp.	352	17,611
Kinder Morgan, Inc.	440	17,714
Marathon Oil Corp.	428	17,843
Murphy Oil Corp.	293	18,304
Occidental Petroleum Corp.	175	18,153
Oneok, Inc.	265	18,603
Spectra Energy Corp.	440	18,330
Teekay Corp.	323	19,806
Williams Cos., Inc.	304	18,070

		$271,533

Paper & Forest Products — 0.5%
International Paper Co.	365	$17,684

		$17,684

Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	356	$18,031
Eli Lilly & Co.	272	17,288
Johnson & Johnson	172	17,842
Merck & Co., Inc.	305	18,334
Pfizer, Inc.	579	17,017

		$88,512

7	See Notes to Financial Statements.

Parametric Dividend Income Fund

August 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Road & Rail — 1.1%
CSX Corp.	581	$17,959
Union Pacific Corp.	180	18,948

		$36,907

Semiconductors & Semiconductor Equipment — 2.8%
Analog Devices, Inc.	352	$17,994
Intel Corp.	499	17,425
Maxim Integrated Products, Inc.	600	18,534
Microchip Technology, Inc.	363	17,725
Texas Instruments, Inc.	375	18,068

		$89,746

Software — 1.0%
CA, Inc.	615	$17,368
Compuware Corp.	1,795	16,783

		$34,151

Specialty Retail — 0.6%
Home Depot, Inc. (The)	196	$18,326

		$18,326

Textiles, Apparel & Luxury Goods — 0.6%
Coach, Inc.	519	$19,115

		$19,115

Thrifts & Mortgage Finance — 1.1%
New York Community Bancorp, Inc.	1,132	$18,055
People’s United Financial, Inc.	1,205	18,015

		$36,070

Tobacco — 2.8%
Altria Group, Inc.	447	$19,257
Philip Morris International, Inc.	204	17,458
Reynolds American, Inc.	307	17,950
Universal Corp.	327	17,253
Vector Group, Ltd.	760	18,156

		$90,074

Total Common Stocks (identified cost $3,084,783)		$3,224,642

Short-Term Investments — 0.5%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.13%(1)	$16	$15,901

Total Short-Term Investments (identified cost $15,901)		$15,901

Total Investments — 99.4% (identified cost $3,100,684)		$3,240,543

Other Assets, Less Liabilities — 0.6%		$18,040

Net Assets — 100.0%		$3,258,583

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2014.

8	See Notes to Financial Statements.

Parametric Dividend Income Fund

August 31, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	August 31, 2014
Unaffiliated investments, at value (identified cost, $3,084,783)	$3,224,642
Affiliated investment, at value (identified cost, $15,901)	15,901
Dividends receivable	9,687
Interest receivable from affiliated investment	2
Receivable from affiliates	12,477
Total assets	$3,262,709

Liabilities
Payable to affiliates:
Investment adviser and administration fee	$1,488
Distribution and service fees	3
Accrued expenses	2,635
Total liabilities	$4,126
Net Assets	$3,258,583

Sources of Net Assets
Paid-in capital	$3,035,733
Accumulated net realized gain	70,163
Accumulated undistributed net investment income	12,828
Net unrealized appreciation	139,859
Total	$3,258,583

Investor Class Shares
Net Assets	$14,557
Shares Outstanding	1,356
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.74

Institutional Class Shares
Net Assets	$3,244,026
Shares Outstanding	302,027
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.74

9	See Notes to Financial Statements.

Parametric Dividend Income Fund

August 31, 2014

Statement of Operations (Unaudited)

Investment Income	Period Ended August 31, 2014(1)
Dividends (net of foreign taxes, $45)	$40,960
Interest allocated from affiliated investment	61
Expenses allocated from affiliated investment	(6)
Total investment income	$41,015

Expenses
Investment adviser and administration fee	$7,474
Distribution and service fees
Investor Class	12
Trustees’ fees and expenses	322
Custodian fee	14,436
Transfer and dividend disbursing agent fees	597
Legal and accounting services	20,579
Printing and postage	5,461
Registration fees	22,731
Miscellaneous	1,956
Total expenses	$73,568
Deduct —
Allocation of expenses to affiliates	$64,455
Total expense reductions	$64,455

Net expenses	$9,113

Net investment income	$31,902

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$70,163
Net realized gain	$70,163
Change in unrealized appreciation (depreciation) —
Investments	$139,859
Net change in unrealized appreciation (depreciation)	$139,859

Net realized and unrealized gain	$210,022

Net increase in net assets from operations	$241,924

(1)	For the period from the start of business, March 26, 2014, to August 31, 2014.

10	See Notes to Financial Statements.

Parametric Dividend Income Fund

August 31, 2014

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Period Ended August 31, 2014 (Unaudited)(1)
From operations —
Net investment income	$31,902
Net realized gain from investment transactions	70,163
Net change in unrealized appreciation (depreciation) from investments	139,859
Net increase in net assets from operations	$241,924
Distributions to shareholders —
From net investment income
Investor Class	$(57)
Institutional Class	(19,017)
Total distributions to shareholders	$(19,074)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$13,700
Institutional Class	3,008,146
Net asset value of shares issued to shareholders in payment of distributions declared
Investor Class	57
Institutional Class	19,017
Cost of shares redeemed
Institutional Class	(5,187)
Net increase in net assets from Fund share transactions	$3,035,733

Net increase in net assets	$3,258,583

Net Assets
At beginning of period	$—
At end of period	$3,258,583

Accumulated undistributed net investment income included in net assets
At end of period	$12,828

(1)	For the period from the start of business, March 26, 2014, to August 31, 2014.

11	See Notes to Financial Statements.

Parametric Dividend Income Fund

August 31, 2014

Financial Highlights

	Investor Class
	Period Ended August 31, 2014 (Unaudited)(1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.098
Net realized and unrealized gain	0.699

Total income from operations	$0.797

Less Distributions
From net investment income	$(0.057)

Total distributions	$(0.057)

Net asset value — End of period	$10.740

Total Return(3)	7.97	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.91	%(6)
Net investment income	2.15	%(6)
Portfolio Turnover	32	%(4)

(1)	For the period from the start of business, March 26, 2014, to August 31, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 4.71% of average daily net assets for the period ended August 31, 2014). Absent this reimbursement, total return would be lower.

(6)	Annualized.

12	See Notes to Financial Statements.

Parametric Dividend Income Fund

August 31, 2014

Financial Highlights — continued

	Institutional Class
	Period Ended August 31, 2014 (Unaudited)(1)
Net asset value — Beginning of period	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.106
Net realized and unrealized gain	0.698

Total income from operations	$0.804

Less Distributions
From net investment income	$(0.064)

Total distributions	$(0.064)

Net asset value — End of period	$10.740

Total Return(3)	8.04	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,244
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.67	%(6)
Net investment income	2.33	%(6)
Portfolio Turnover	32	%(4)

(1)	For the period from the start of business, March 26, 2014, to August 31, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 4.71% of average daily net assets for the period ended August 31, 2014). Absent this reimbursement, total return would be lower.

(6)	Annualized.

13	See Notes to Financial Statements.

Parametric Dividend Income Fund

August 31, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Dividend Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on March 26, 2014. The Fund’s investment objective is total return and current income. The Fund offers two classes of shares. Investor Class and Institutional Class shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of August 31, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

14

Parametric Dividend Income Fund

August 31, 2014

Notes to Financial Statements (Unaudited) — continued

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to August 31, 2014 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.55% of the Fund’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. For the period ended August 31, 2014, the investment adviser and administration fee amounted to $7,474 or 0.55% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its advisory and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.85% and 0.60% (0.95% and 0.70% prior to July 10, 2014) of the Fund’s average daily net assets for Investor Class and Institutional Class, respectively. This agreement may be changed or terminated after June 30, 2015. Pursuant to this agreement, EVM and Parametric were allocated $64,455 in total of the Fund’s operating expenses for the period ended August 31, 2014.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the period ended August 31, 2014, EVM earned $16 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended August 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the period ended August 31, 2014 amounted to $12 for Investor Class shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

15

Parametric Dividend Income Fund

August 31, 2014

Notes to Financial Statements (Unaudited) — continued

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $4,026,011 and $1,011,391, respectively, for the period ended August 31, 2014.

6  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Period Ended August 31, 2014 (Unaudited) (1)

Sales	1,351
Issued to shareholders electing to receive payments of distributions in Fund shares	5

Net increase	1,356

Institutional Class	Period Ended August 31, 2014 (Unaudited) (1)

Sales	300,726
Issued to shareholders electing to receive payments of distributions in Fund shares	1,791
Redemptions	(490)

Net increase	302,027

(1)	For the period from the start of business, March 26, 2014, to August 31, 2014.

At August 31, 2014, EVM owned 99.5% of the value of the outstanding shares of the Fund.

7  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,100,684

Gross unrealized appreciation	$179,499
Gross unrealized depreciation	(39,640)

Net unrealized appreciation	$139,859

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

16

Parametric Dividend Income Fund

August 31, 2014

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$3,224,642	*	$—	$—	$3,224,642
Short-Term Investments	—		15,901	—	15,901

Total Investments	$3,224,642		$15,901	$—	$3,240,543

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

17

Parametric Dividend Income Fund

August 31, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on February 10, 2014, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory and administrative agreement of Parametric Dividend Income Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of Eaton Vance Management. The Board reviewed information furnished for the February 10, 2014 meeting as well as information previously furnished throughout the year at the meetings of the Board and its committees, including, with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Fund and the anticipated expense ratio of the Fund;

•

Comparative information concerning the fees charged and the services provided by the Adviser and Sub-adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those to be used in managing the Fund, if applicable, and concerning fees charged by other advisers for managing funds similar to the Fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services to be provided to the Fund, including the investment strategies and processes to be employed;

•

Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser and Sub-adviser as a result of brokerage allocation for the Fund, including information concerning the acquisition of research through client commission arrangements and the Fund’s policies with respect to “soft dollar” arrangements;

•	The procedures and processes to be used to determine the fair value of the Fund’s assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the Adviser and Sub-adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of the Adviser and its affiliates, including the Sub-adviser, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of the Adviser’s and the Sub-adviser’s policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates, including the Sub-adviser, on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;

•	A description of the Adviser’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser (which is the administrator) and the Sub-adviser; and

•	The terms of the investment advisory and administrative agreement and sub-advisory agreement of the Fund.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Fund’s investment advisory and administrative agreement and sub-advisory agreement with the Adviser and Sub-adviser, including their fee structures, is in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the investment advisory and administrative agreement and sub-advisory agreement for the Fund.

18

Parametric Dividend Income Fund

August 31, 2014

Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities with respect to the types of investments to be held by the Fund, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management. With respect to the Adviser, the Board considered those capabilities as they relate to supervising the Sub-adviser and coordinating activities in implementing the Fund’s investment strategy. With respect to the Sub-adviser, the Board considered the Sub-advisers investment process, investment research and similar functions with respect to the types of investments to be held by the Fund. In particular, the Board noted the Sub-adviser’s experience employing a top-down, disciplined and systematic investment process that emphasizes a diversified portfolio of companies that have historically demonstrated high current income and lower levels of stock price volatility. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention expected to be devoted to Fund matters by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and sub-advisory agreement.

Fund Performance

Because the Fund had not yet commenced operations when the contract was approved, it had no performance record.

Management Fees and Expenses

The Board reviewed contractual fee rates to be payable by the Fund for advisory and administrative services and sub-advisory fees (referred to as “management fees”). As part of its review, the Board considered the Fund’s management fees as compared to a group of similarly managed funds selected by an independent data provider and the Fund’s estimated expense ratio for a one-year period.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser and Sub-adviser, the Board concluded that the management fees proposed to be charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered, the profits expected to be realized by the Adviser and its affiliates, including the sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to allow the Fund to benefit from economies of scale in the future.

19

Parametric Dividend Income Fund

August 31, 2014

Officers and Trustees

Officers of Parametric Dividend Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Parametric Dividend Income Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

20

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

21

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

16105 8.31.14

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: October 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 9, 2014

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 9, 2014